Cover	May 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Current Fiscal Year End Date	--07-01
Entity File Number	1-4224
Entity Registrant Name	AVNET, INC.
Entity Central Index Key	0000008858
Entity Tax Identification Number	11-1890605
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	2211 South 47th Street
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85034
City Area Code	480
Local Phone Number	643-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	AVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false